Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Net revenues [Abstract]
Corporate Treasury Services		€ 4,223		€ 4,399		€ 3,827
Institutional Client Services		1,956		1,895		1,580
Business Banking		1,326		1,424		930
Total net revenues		7,506		7,718		6,337
Of which: [Abstract]
Net Interest Income		4,960		5,115		3,628
Commissions and Fee Income		2,434		2,328		2,356
Remaining Income		111		275		354
Provision for credit losses		347		266		335
Noninterest expenses [Abstract]
Compensation and benefits		1,603		1,530		1,416
General and administrative expenses		3,481		3,122		2,790
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(1)		(4)		(19)
Total noninterest expenses		5,084		4,648		4,187
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 2,075		€ 2,804		€ 1,816
Employees (front office full time equivalent)	[1]	7,943		7,682		7,332
Employees (business aligned operations full time equivalent)	[1]	8,089		7,976		7,114
Employees (allocated central infrastructure, full-time equivalent)	[1]	10,285		9,781		8,175
Total employees (full-time equivalent)	[1]	26,317		25,439		22,621
Total assets	[1],[2]	€ 280,000		€ 264,000		€ 258,000
Risk weighted assets (RWA)	[1]	78,000		69,000		74,000
of which operational risk RWA	[1]	11,000	[3]	6,000	[4]	5,000	[5]
Leverage exposure	[1]	339,000		307,000		321,000
Deposits	[1]	313,000		289,000		289,000
Loans (gross of allowance for loan losses) In Divisions	[1]	€ 117,000		€ 117,000		€ 122,000
Cost Income Ratio		67.70%	[6]	60.20%	[7]	66.10%	[8]
Post-tax return on average shareholders equity	[9],[10]	11.70%		16.60%		10.30%
Post-tax return on average tangible shareholders' equity	[9],[10]	12.60%		17.80%		11.10%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[10]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report